FINANCIAL RISK FACTORS - Currency Risk (Details)	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of hedging agreements respect to foreign exchange rates		0	0
Value of financial instrument, financial assets		$ 132,265,059	$ 11,765,101
Value of financial instrument, financial liabilities		$ 370,757,378	$ 126,104,045
Exchange rate | $ / $				0.7330
Cash and cash equivalents | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	$ 7,860,570
Exchange rate | $ / shares	0.7824	0.7824
Cash and cash equivalents | Canadian dollar | Currency Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%	1.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component		$ 61,501
Warrant liability | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial liabilities	$ (194,209,626)
Exchange rate | $ / shares	0.7824	0.7824
Warrant liability | Canadian dollar | Currency Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%	1.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component		$ (1,519,496)